Prepaid Land Lease Payments (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid Land And Lease Payments [Abstract]
Schedule of Prepaid Land Lease Payments
	December 31,
	2019	2018
Prepaid land lease payments	$10,372	$10,502
Less: accumulated amortization	2,407	2,198
Net carrying value	$7,965	$8,304